Related Parties Balances and Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Parties Balances and Transactions [Abstract]
Schedule of Related Party Balances and Transactions
A.           Balances with related parties

The following related party balances are included in the balance sheets:

	June 30	December 31
	2013	2012
	US$ thousands	US$ thousands
Principal/controlling:
Accounts receivable trade	208	177
Principal shareholder convertible loan	-	3,000

B.           Income from or expenses to related parties

The following related party transactions are included in the statements of operations.

	Six months ended June 30	Six months ended June 30
	2013	2012
	US$ thousands	US$ thousands
Income:
Sales	289	64

Costs and expenses:
Financing expense	27	22

A. Balances with related parties

The following related party balances are included in the balance sheets:

	December 31
	2012	2011
	US$ thousands	US$ thousands
Principal/controlling:
Accounts receivable trade	177	74
Accrued income from related parties	-	204
Principal shareholder convertible loan	3,000	400
B. Income from or expenses to related parties

The following related parties transactions are included in the statements of operations.

	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
Income:
Sales	329	383	595

Costs and expenses:
Financing expense	73	54	42